Derivatives - Summary of Detailed Information about Hedging Instruments (Detail) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Interest rate contracts [member] | Fair value hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Notional	32	109
Assets	€ 0	€ 1
Liabilities	3	4
Changes in fair value used for calculating hedge ineffectiveness	€ 2	€ 0
Interest rate contracts [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Notional	5,352	5,540
Assets	€ 12	€ 42
Liabilities	1,092	950
Changes in fair value used for calculating hedge ineffectiveness	€ (106)	€ 106
Foreign exchange contracts [member] | Fair value hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Notional	9	8
Assets	€ 3	€ 4
Liabilities	0	0
Changes in fair value used for calculating hedge ineffectiveness	€ (1)	€ 1
Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Notional	1,202	956
Assets	€ 124	€ 105
Liabilities	8	11
Changes in fair value used for calculating hedge ineffectiveness	€ 15	€ (44)
Foreign exchange - FX forward [member] | Net investment hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Notional	27	(9)
Assets	€ 26	€ 39
Liabilities	2	48
Changes in fair value used for calculating hedge ineffectiveness	€ 0	€ 0